Related party disclosure (Detail 15) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Received by UBS
Fees	$ 35	$ 36	$ 36
Paid by UBS
Rent	4	5	5
Dividends, capital repayments and interest	10	10	14
UBS AG
Received by UBS
Fees	22	36	36
Paid by UBS
Rent	3	5	5
Dividends, capital repayments and interest	$ 10	$ 10	$ 14